DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of deposits [Abstract]
Saving accounts		$ 68,924	$ 63,501
Time accounts		71,165	78,176
Time accounts of $100,000 or more		88,727	85,145
Money management accounts		13,337	14,441
MMDA accounts		83,867	73,519
Demand deposit interest-bearing		32,281	29,693
Demand deposit noninterest-bearing	56,365	48,171	43,913
Mortgage escrow funds		3,668	3,417
Total deposits	438,352	410,140	391,805
Maturities of time deposits [Abstract]
2014		118,732
2015		18,857
2016		4,981
2017		7,603
2018		3,521
Thereafter		6,198
Total		$ 159,892